Stock Options (Tables)	3 Months Ended
Jan. 31, 2026
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the periods ended January 31, 2026 and October 31, 2025:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
Outstanding, October 31, 2024	138	C$	24,068.25	$17,295.38

Outstanding, October 31, 2025	138	C$	24,021.25	$17,136.0

Outstanding, January 31, 2026	138	C$	24,020.94	$17,711.94

Exercisable, January 31, 2026	138	C$	24,020.94	$17,711.94

c.	The portion of the total fair value of stock options expensed during the three months ended January 31, 2026, was $Nil (2024 - $3,264), which was recorded in share-based compensation expense. The options are fully vested and the expiration date is between May 26, 2026 and July 6, 2033.